Commitments and Contingencies (Details) - Schedule of supplemental cash flow and other information related to leases - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Supplemental Cash Flow And Other Information Related To Leases Abstract
Operating lease payments	$ 54,564	$ 100,100
Weighted average remaining lease term (in years):	3 years 4 months 24 days	2 months 1 day
Weighted average discount rate:	12.50%	0.00%